Equity - Summary of Treasury shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Treasury Shares [Line Items]
Repurchased under share repurchase programme (in shares)	7.6	7.5	10.9
Repurchased under share repurchase programme	$ 0.0	$ 0.0	$ 0.0
Number of shares | Treasury shares
Disclosure Of Treasury Shares [Line Items]
Beginning Balance (in shares)	6.2	7.0	7.5
Transferred to employee share trusts (in shares)	(0.7)	(0.8)	(0.5)
Repurchased under share repurchase programme (in shares)			0.0
Exchange adjustments (in shares)	0.0	0.0
Ending Balance (in shares)	5.5	6.2	7.0
Nominal value | Treasury shares
Disclosure Of Treasury Shares [Line Items]
Beginning Balance	$ 1.6	$ 1.9	$ 1.9
Transferred to employee share trusts	(0.2)	(0.2)	(0.1)
Repurchased under share repurchase programme			0.1
Exchange adjustments	0.1	(0.1)
Ending Balance	$ 1.5	$ 1.6	$ 1.9